Comprehensive Income and Loss	3 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013
Equity [Abstract]
Comprehensive Income and Loss

Note 4 – Comprehensive Income and Loss:

Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the six months ended January 31, 2014, was $2,641,950. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the six months ended January 31, 2013, was $6,309,575.

Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the three months ended January 31, 2014, was $3,173,721. Comprehensive loss, which includes net loss and the change in the foreign currency translation account, for the three months ended January 31, 2013, was $5,640,896.

Comprehensive Income/(Loss) Other comprehensive income/(loss), which includes only foreign currency translation adjustments, is shown in the Statement of Changes in Stockholders’ Equity.